Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
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C000016765
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 14,713	$ 14,486	$ 14,464	$ 14,112	$ 13,853	$ 13,843	$ 14,097	$ 13,979	$ 13,818	$ 14,135	$ 13,803	$ 14,176	$ 13,958	$ 13,731	$ 13,412	$ 13,313	$ 12,914	$ 13,344	$ 13,061	$ 12,959	$ 13,010	$ 12,486	$ 11,771	$ 11,990	$ 12,344	$ 12,532	$ 12,354	$ 12,092	$ 12,249	$ 12,190	$ 11,910	$ 12,252	$ 11,724	$ 12,020	$ 11,417	$ 11,193	$ 11,942	$ 12,300	$ 11,787	$ 12,397	$ 12,349	$ 13,042	$ 13,066	$ 13,306	$ 13,775	$ 13,480	$ 13,687	$ 13,408	$ 13,708	$ 13,583	$ 13,493	$ 13,349	$ 13,215	$ 12,938	$ 12,813	$ 12,741	$ 12,759	$ 12,462	$ 11,766	$ 11,879	$ 12,083	$ 11,849	$ 11,468	$ 11,300	$ 10,982	$ 10,432	$ 11,486	$ 11,837	$ 11,811	$ 11,619	$ 11,534	$ 11,406	$ 11,358	$ 11,308	$ 11,274	$ 10,915	$ 11,125	$ 10,957	$ 10,809	$ 10,650	$ 10,173	$ 10,517	$ 10,459	$ 10,951	$ 10,954	$ 10,846	$ 10,730	$ 10,756	$ 10,707	$ 10,715	$ 10,766	$ 11,063	$ 10,865	$ 10,769	$ 10,695	$ 10,630	$ 10,553	$ 10,512	$ 10,324	$ 10,361	$ 10,239	$ 10,117	$ 10,105	$ 9,927	$ 9,822	$ 9,703	$ 9,743	$ 9,856	$ 9,833	$ 9,849	$ 9,649	$ 9,546	$ 9,490	$ 9,442	$ 9,232	$ 9,296	$ 9,487	$ 9,638	$ 9,623	$ 9,275	$ 9,425
C000016768
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 14,483	14,259	14,248	13,916	13,671	13,661	13,926	13,809	13,672	13,991	13,662	14,052	13,842	13,627	13,320	13,227	12,840	13,278	13,000	12,909	12,959	12,452	11,748	11,966	12,333	12,521	12,363	12,104	12,271	12,212	11,943	12,297	11,776	12,077	11,480	11,264	12,021	12,392	11,885	12,504	12,465	13,164	13,203	13,455	13,930	13,648	13,867	13,584	13,906	13,778	13,706	13,567	13,439	13,157	13,036	12,981	13,000	12,712	12,002	12,126	12,339	12,118	11,729	11,560	11,252	10,698	11,773	12,142	12,124	11,941	11,853	11,731	11,687	11,643	11,617	11,251	11,485	11,312	11,171	11,015	10,530	10,881	10,829	11,348	11,364	11,252	11,140	11,180	11,128	11,145	11,202	11,529	11,322	11,226	11,166	11,098	11,030	10,996	10,808	10,842	10,731	10,611	10,601	10,423	10,312	10,198	10,241	10,368	10,347	10,372	10,178	10,063	10,012	9,970	9,758	9,825	10,036	10,207	10,190	9,830	10,000
C000016769
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 16,004	15,744	15,720	15,339	15,058	15,034	15,312	15,172	15,009	15,344	14,972	15,389	15,142	14,896	14,549	14,433	13,999	14,455	14,150	14,040	14,084	13,529	12,742	12,969	13,356	13,548	13,366	13,085	13,245	13,170	12,869	13,240	12,668	12,980	12,328	12,086	12,888	13,275	12,720	13,372	13,320	14,058	14,085	14,344	14,840	14,523	14,747	14,435	14,760	14,625	14,528	14,364	14,219	13,910	13,777	13,700	13,710	13,391	12,642	12,764	12,974	12,723	12,305	12,125	11,783	11,192	12,318	12,695	12,658	12,453	12,361	12,215	12,166	12,111	12,066	11,683	11,908	11,719	11,571	11,392	10,881	11,242	11,180	11,698	11,703	11,587	11,463	11,493	11,431	11,440	11,488	11,805	11,585	11,483	11,405	11,335	11,246	11,202	11,002	11,034	10,904	10,774	10,763	10,573	10,443	10,328	10,362	10,482	10,451	10,469	10,255	10,139	10,080	10,029	9,807	9,867	10,061	10,233	10,208	9,838	10,000
C000016756
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 17,009	16,678	16,611	16,125	15,616	15,616	16,014	15,948	15,704	16,184	15,669	16,137	15,872	15,591	15,231	15,122	14,559	15,169	14,747	14,435	14,466	13,839	12,909	13,174	13,617	13,913	13,603	13,145	13,352	13,278	12,997	13,396	12,702	13,123	12,406	11,933	12,894	13,310	12,650	13,482	13,439	14,271	14,127	14,342	14,945	14,465	14,779	14,295	14,727	14,531	14,439	14,269	14,073	13,641	13,393	13,210	13,197	12,787	11,821	11,984	12,272	11,908	11,444	11,256	10,917	10,240	11,582	12,159	12,197	11,919	11,777	11,587	11,456	11,492	11,456	10,982	11,385	11,136	11,018	10,816	10,187	10,740	10,650	11,324	11,313	11,178	10,998	11,021	10,964	10,908	10,998	11,391	11,032	10,918	10,769	10,652	10,513	10,503	10,290	10,279	10,152	10,024	10,013	9,811	9,694	9,573	9,463	9,563	9,543	9,533	9,262	9,252	9,172	9,132	8,801	9,061	9,453	9,684	9,645	9,253	9,425
C000016758
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 16,742	16,415	16,394	15,914	15,434	15,434	15,827	15,761	15,522	16,013	15,532	15,998	15,734	15,470	15,128	15,035	14,491	15,097	14,693	14,383	14,414	13,807	12,890	13,171	13,615	13,911	13,615	13,171	13,378	13,319	13,038	13,452	12,756	13,191	12,482	12,018	12,988	13,408	12,757	13,596	13,567	14,407	14,277	14,509	15,131	14,651	14,970	14,504	14,943	14,744	14,664	14,504	14,305	13,879	13,639	13,453	13,453	13,044	12,066	12,246	12,542	12,182	11,719	11,526	11,179	10,497	11,873	12,478	12,529	12,252	12,105	11,921	11,798	11,835	11,811	11,333	11,749	11,504	11,394	11,186	10,549	11,121	11,039	11,741	11,729	11,612	11,425	11,460	11,402	11,355	11,460	11,869	11,507	11,396	11,251	11,128	10,983	10,983	10,771	10,760	10,637	10,515	10,515	10,302	10,191	10,066	9,949	10,076	10,044	10,044	9,769	9,758	9,684	9,641	9,302	9,588	10,013	10,252	10,221	9,807	10,000
C000016759
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 18,519	18,133	18,085	17,530	16,999	16,975	17,409	17,337	17,048	17,567	17,024	17,516	17,228	16,922	16,532	16,396	15,802	16,447	16,006	15,649	15,666	14,997	13,988	14,277	14,741	15,061	14,725	14,229	14,453	14,373	14,053	14,501	13,732	14,185	13,410	12,898	13,937	14,371	13,658	14,541	14,495	15,394	15,239	15,472	16,123	15,593	15,932	15,410	15,861	15,650	15,551	15,368	15,142	14,677	14,409	14,212	14,198	13,748	12,710	12,885	13,195	12,804	12,305	12,089	11,711	10,996	12,426	13,047	13,087	12,794	12,629	12,425	12,273	12,311	12,273	11,764	12,196	11,929	11,802	11,573	10,912	11,499	11,390	12,111	12,099	11,955	11,751	11,787	11,715	11,655	11,751	12,159	11,775	11,658	11,499	11,363	11,204	11,193	10,966	10,954	10,818	10,682	10,670	10,455	10,330	10,185	10,068	10,185	10,153	10,132	9,854	9,833	9,748	9,705	9,353	9,630	10,047	10,277	10,245	9,817	10,000
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Account Value	27,920	27,172	26,814	25,651	24,248	24,018	24,983	25,205	24,410	25,082	24,142	24,716	24,163	23,614	23,131	22,718	21,833	22,602	21,910	21,035	20,991	19,939	18,254	18,888	19,717	20,303	19,555	18,480	18,709	18,476	18,039	18,556	17,283	17,966	16,698	15,733	17,418	18,056	16,855	18,447	18,438	20,029	19,629	20,087	21,190	20,384	20,952	19,986	20,810	20,309	20,212	19,974	19,678	18,862	18,388	17,903	17,927	17,073	15,150	15,485	15,976	15,062	14,321	13,875	13,263	11,945	13,959	15,207	15,413	14,882	14,521	14,131	13,842	14,201	14,160	13,308	14,152	13,701	13,563	13,196	12,204	13,157	12,977	14,082	14,060	13,933	13,562	13,645	13,589	13,465	13,721	14,318	13,585	13,366	13,109	12,850	12,578	12,534	12,199	12,126	11,888	11,701	11,564	11,255	10,956	10,724	10,609	10,820	10,737	10,700	10,244	10,319	10,299	10,136	9,423	9,471	10,107	10,297	10,360	9,635	10,000
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Account Value	27,920	27,172	26,814	25,651	24,248	24,018	24,983	25,205	24,410	25,082	24,142	24,716	24,163	23,614	23,131	22,718	21,833	22,602	21,910	21,035	20,991	19,939	18,254	18,888	19,717	20,303	19,555	18,480	18,709	18,476	18,039	18,556	17,283	17,966	16,698	15,733	17,418	18,056	16,855	18,447	18,438	20,029	19,629	20,087	21,190	20,384	20,952	19,986	20,810	20,309	20,212	19,974	19,678	18,862	18,388	17,903	17,927	17,073	15,150	15,485	15,976	15,062	14,321	13,875	13,263	11,945	13,959	15,207	15,413	14,882	14,521	14,131	13,842	14,201	14,160	13,308	14,152	13,701	13,563	13,196	12,204	13,157	12,977	14,082	14,060	13,933	13,562	13,645	13,589	13,465	13,721	14,318	13,585	13,366	13,109	12,850	12,578	12,534	12,199	12,126	11,888	11,701	11,564	11,255	10,956	10,724	10,609	10,820	10,737	10,700	10,244	10,319	10,299	10,136	9,423	9,471	10,107	10,297	10,360	9,635	10,000
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Account Value	27,920	27,172	26,814	25,651	24,248	24,018	24,983	25,205	24,410	25,082	24,142	24,716	24,163	23,614	23,131	22,718	21,833	22,602	21,910	21,035	20,991	19,939	18,254	18,888	19,717	20,303	19,555	18,480	18,709	18,476	18,039	18,556	17,283	17,966	16,698	15,733	17,418	18,056	16,855	18,447	18,438	20,029	19,629	20,087	21,190	20,384	20,952	19,986	20,810	20,309	20,212	19,974	19,678	18,862	18,388	17,903	17,927	17,073	15,150	15,485	15,976	15,062	14,321	13,875	13,263	11,945	13,959	15,207	15,413	14,882	14,521	14,131	13,842	14,201	14,160	13,308	14,152	13,701	13,563	13,196	12,204	13,157	12,977	14,082	14,060	13,933	13,562	13,645	13,589	13,465	13,721	14,318	13,585	13,366	13,109	12,850	12,578	12,534	12,199	12,126	11,888	11,701	11,564	11,255	10,956	10,724	10,609	10,820	10,737	10,700	10,244	10,319	10,299	10,136	9,423	9,471	10,107	10,297	10,360	9,635	10,000
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Account Value	27,920	27,172	26,814	25,651	24,248	24,018	24,983	25,205	24,410	25,082	24,142	24,716	24,163	23,614	23,131	22,718	21,833	22,602	21,910	21,035	20,991	19,939	18,254	18,888	19,717	20,303	19,555	18,480	18,709	18,476	18,039	18,556	17,283	17,966	16,698	15,733	17,418	18,056	16,855	18,447	18,438	20,029	19,629	20,087	21,190	20,384	20,952	19,986	20,810	20,309	20,212	19,974	19,678	18,862	18,388	17,903	17,927	17,073	15,150	15,485	15,976	15,062	14,321	13,875	13,263	11,945	13,959	15,207	15,413	14,882	14,521	14,131	13,842	14,201	14,160	13,308	14,152	13,701	13,563	13,196	12,204	13,157	12,977	14,082	14,060	13,933	13,562	13,645	13,589	13,465	13,721	14,318	13,585	13,366	13,109	12,850	12,578	12,534	12,199	12,126	11,888	11,701	11,564	11,255	10,956	10,724	10,609	10,820	10,737	10,700	10,244	10,319	10,299	10,136	9,423	9,471	10,107	10,297	10,360	9,635	10,000
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Account Value	27,920	27,172	26,814	25,651	24,248	24,018	24,983	25,205	24,410	25,082	24,142	24,716	24,163	23,614	23,131	22,718	21,833	22,602	21,910	21,035	20,991	19,939	18,254	18,888	19,717	20,303	19,555	18,480	18,709	18,476	18,039	18,556	17,283	17,966	16,698	15,733	17,418	18,056	16,855	18,447	18,438	20,029	19,629	20,087	21,190	20,384	20,952	19,986	20,810	20,309	20,212	19,974	19,678	18,862	18,388	17,903	17,927	17,073	15,150	15,485	15,976	15,062	14,321	13,875	13,263	11,945	13,959	15,207	15,413	14,882	14,521	14,131	13,842	14,201	14,160	13,308	14,152	13,701	13,563	13,196	12,204	13,157	12,977	14,082	14,060	13,933	13,562	13,645	13,589	13,465	13,721	14,318	13,585	13,366	13,109	12,850	12,578	12,534	12,199	12,126	11,888	11,701	11,564	11,255	10,956	10,724	10,609	10,820	10,737	10,700	10,244	10,319	10,299	10,136	9,423	9,471	10,107	10,297	10,360	9,635	10,000
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Account Value	27,920	27,172	26,814	25,651	24,248	24,018	24,983	25,205	24,410	25,082	24,142	24,716	24,163	23,614	23,131	22,718	21,833	22,602	21,910	21,035	20,991	19,939	18,254	18,888	19,717	20,303	19,555	18,480	18,709	18,476	18,039	18,556	17,283	17,966	16,698	15,733	17,418	18,056	16,855	18,447	18,438	20,029	19,629	20,087	21,190	20,384	20,952	19,986	20,810	20,309	20,212	19,974	19,678	18,862	18,388	17,903	17,927	17,073	15,150	15,485	15,976	15,062	14,321	13,875	13,263	11,945	13,959	15,207	15,413	14,882	14,521	14,131	13,842	14,201	14,160	13,308	14,152	13,701	13,563	13,196	12,204	13,157	12,977	14,082	14,060	13,933	13,562	13,645	13,589	13,465	13,721	14,318	13,585	13,366	13,109	12,850	12,578	12,534	12,199	12,126	11,888	11,701	11,564	11,255	10,956	10,724	10,609	10,820	10,737	10,700	10,244	10,319	10,299	10,136	9,423	9,471	10,107	10,297	10,360	9,635	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Account Value	11,191	11,030	11,197	10,989	11,028	10,713	10,647	10,497	10,438	10,667	10,631	10,999	10,815	10,565	10,281	10,267	10,134	10,396	10,339	10,471	10,617	10,194	9,704	9,822	10,117	10,258	10,187	10,188	10,391	10,345	10,028	10,373	10,043	9,989	9,540	9,606	10,127	10,543	10,323	10,665	10,636	11,253	11,606	11,746	11,992	12,009	12,044	12,073	12,291	12,343	12,181	12,289	12,175	12,023	12,259	12,473	12,584	12,417	12,196	12,184	12,228	12,247	11,868	11,764	11,712	11,487	11,750	11,671	11,524	11,458	11,545	11,469	11,587	11,356	11,387	11,140	10,991	11,024	10,888	10,951	10,787	10,573	10,540	10,659	10,752	10,740	10,758	10,806	10,889	11,066	10,950	11,048	10,918	10,880	10,760	10,801	10,899	10,792	10,614	10,623	10,461	10,345	10,329	10,280	10,166	10,213	10,635	10,939	10,879	10,932	10,850	10,542	10,686	10,546	10,268	10,044	9,958	9,905	10,072	10,051	10,000
DWS Index: S&P Target Risk Conservative Index
Account Value [Line Items]
Account Value	16,237	15,969	15,933	15,557	15,330	15,249	15,422	15,237	15,041	15,316	15,024	15,357	15,118	14,870	14,551	14,404	14,051	14,427	14,186	14,148	14,111	13,559	12,835	13,072	13,458	13,623	13,479	13,248	13,389	13,279	12,937	13,292	12,720	13,016	12,348	12,199	12,912	13,348	12,846	13,347	13,277	13,962	14,132	14,382	14,788	14,623	14,703	14,488	14,773	14,680	14,537	14,417	14,324	14,070	13,998	14,015	14,086	13,843	13,280	13,399	13,532	13,346	13,012	12,826	12,518	12,044	12,741	12,943	12,844	12,704	12,629	12,510	12,463	12,334	12,298	11,963	12,066	11,926	11,727	11,622	11,268	11,399	11,307	11,638	11,660	11,598	11,473	11,491	11,442	11,489	11,467	11,714	11,584	11,512	11,462	11,363	11,322	11,244	11,116	11,096	10,970	10,849	10,794	10,639	10,560	10,468	10,604	10,738	10,713	10,709	10,516	10,377	10,340	10,271	9,967	9,939	10,032	10,141	10,151	9,930	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Account Value	11,191	11,030	11,197	10,989	11,028	10,713	10,647	10,497	10,438	10,667	10,631	10,999	10,815	10,565	10,281	10,267	10,134	10,396	10,339	10,471	10,617	10,194	9,704	9,822	10,117	10,258	10,187	10,188	10,391	10,345	10,028	10,373	10,043	9,989	9,540	9,606	10,127	10,543	10,323	10,665	10,636	11,253	11,606	11,746	11,992	12,009	12,044	12,073	12,291	12,343	12,181	12,289	12,175	12,023	12,259	12,473	12,584	12,417	12,196	12,184	12,228	12,247	11,868	11,764	11,712	11,487	11,750	11,671	11,524	11,458	11,545	11,469	11,587	11,356	11,387	11,140	10,991	11,024	10,888	10,951	10,787	10,573	10,540	10,659	10,752	10,740	10,758	10,806	10,889	11,066	10,950	11,048	10,918	10,880	10,760	10,801	10,899	10,792	10,614	10,623	10,461	10,345	10,329	10,280	10,166	10,213	10,635	10,939	10,879	10,932	10,850	10,542	10,686	10,546	10,268	10,044	9,958	9,905	10,072	10,051	10,000
DWS Index: S&P Target Risk Conservative Index
Account Value [Line Items]
Account Value	16,237	15,969	15,933	15,557	15,330	15,249	15,422	15,237	15,041	15,316	15,024	15,357	15,118	14,870	14,551	14,404	14,051	14,427	14,186	14,148	14,111	13,559	12,835	13,072	13,458	13,623	13,479	13,248	13,389	13,279	12,937	13,292	12,720	13,016	12,348	12,199	12,912	13,348	12,846	13,347	13,277	13,962	14,132	14,382	14,788	14,623	14,703	14,488	14,773	14,680	14,537	14,417	14,324	14,070	13,998	14,015	14,086	13,843	13,280	13,399	13,532	13,346	13,012	12,826	12,518	12,044	12,741	12,943	12,844	12,704	12,629	12,510	12,463	12,334	12,298	11,963	12,066	11,926	11,727	11,622	11,268	11,399	11,307	11,638	11,660	11,598	11,473	11,491	11,442	11,489	11,467	11,714	11,584	11,512	11,462	11,363	11,322	11,244	11,116	11,096	10,970	10,849	10,794	10,639	10,560	10,468	10,604	10,738	10,713	10,709	10,516	10,377	10,340	10,271	9,967	9,939	10,032	10,141	10,151	9,930	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Account Value	11,191	11,030	11,197	10,989	11,028	10,713	10,647	10,497	10,438	10,667	10,631	10,999	10,815	10,565	10,281	10,267	10,134	10,396	10,339	10,471	10,617	10,194	9,704	9,822	10,117	10,258	10,187	10,188	10,391	10,345	10,028	10,373	10,043	9,989	9,540	9,606	10,127	10,543	10,323	10,665	10,636	11,253	11,606	11,746	11,992	12,009	12,044	12,073	12,291	12,343	12,181	12,289	12,175	12,023	12,259	12,473	12,584	12,417	12,196	12,184	12,228	12,247	11,868	11,764	11,712	11,487	11,750	11,671	11,524	11,458	11,545	11,469	11,587	11,356	11,387	11,140	10,991	11,024	10,888	10,951	10,787	10,573	10,540	10,659	10,752	10,740	10,758	10,806	10,889	11,066	10,950	11,048	10,918	10,880	10,760	10,801	10,899	10,792	10,614	10,623	10,461	10,345	10,329	10,280	10,166	10,213	10,635	10,939	10,879	10,932	10,850	10,542	10,686	10,546	10,268	10,044	9,958	9,905	10,072	10,051	10,000
DWS Index: S&P Target Risk Conservative Index
Account Value [Line Items]
Account Value	16,237	15,969	15,933	15,557	15,330	15,249	15,422	15,237	15,041	15,316	15,024	15,357	15,118	14,870	14,551	14,404	14,051	14,427	14,186	14,148	14,111	13,559	12,835	13,072	13,458	13,623	13,479	13,248	13,389	13,279	12,937	13,292	12,720	13,016	12,348	12,199	12,912	13,348	12,846	13,347	13,277	13,962	14,132	14,382	14,788	14,623	14,703	14,488	14,773	14,680	14,537	14,417	14,324	14,070	13,998	14,015	14,086	13,843	13,280	13,399	13,532	13,346	13,012	12,826	12,518	12,044	12,741	12,943	12,844	12,704	12,629	12,510	12,463	12,334	12,298	11,963	12,066	11,926	11,727	11,622	11,268	11,399	11,307	11,638	11,660	11,598	11,473	11,491	11,442	11,489	11,467	11,714	11,584	11,512	11,462	11,363	11,322	11,244	11,116	11,096	10,970	10,849	10,794	10,639	10,560	10,468	10,604	10,738	10,713	10,709	10,516	10,377	10,340	10,271	9,967	9,939	10,032	10,141	10,151	9,930	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Account Value	11,191	11,030	11,197	10,989	11,028	10,713	10,647	10,497	10,438	10,667	10,631	10,999	10,815	10,565	10,281	10,267	10,134	10,396	10,339	10,471	10,617	10,194	9,704	9,822	10,117	10,258	10,187	10,188	10,391	10,345	10,028	10,373	10,043	9,989	9,540	9,606	10,127	10,543	10,323	10,665	10,636	11,253	11,606	11,746	11,992	12,009	12,044	12,073	12,291	12,343	12,181	12,289	12,175	12,023	12,259	12,473	12,584	12,417	12,196	12,184	12,228	12,247	11,868	11,764	11,712	11,487	11,750	11,671	11,524	11,458	11,545	11,469	11,587	11,356	11,387	11,140	10,991	11,024	10,888	10,951	10,787	10,573	10,540	10,659	10,752	10,740	10,758	10,806	10,889	11,066	10,950	11,048	10,918	10,880	10,760	10,801	10,899	10,792	10,614	10,623	10,461	10,345	10,329	10,280	10,166	10,213	10,635	10,939	10,879	10,932	10,850	10,542	10,686	10,546	10,268	10,044	9,958	9,905	10,072	10,051	10,000
DWS Index: S&P Target Risk Moderate Index
Account Value [Line Items]
Account Value	17,730	17,403	17,343	16,878	16,534	16,444	16,684	16,520	16,267	16,589	16,232	16,596	16,325	16,040	15,701	15,530	15,103	15,529	15,232	15,102	15,066	14,456	13,626	13,898	14,340	14,552	14,346	14,020	14,178	14,045	13,677	14,066	13,403	13,756	12,994	12,747	13,570	14,050	13,465	14,085	14,005	14,793	14,905	15,193	15,660	15,421	15,546	15,239	15,588	15,453	15,306	15,177	15,055	14,737	14,599	14,552	14,620	14,306	13,587	13,737	13,915	13,633	13,246	13,029	12,671	12,100	12,967	13,294	13,240	13,052	12,947	12,789	12,708	12,628	12,597	12,197	12,393	12,211	12,014	11,877	11,443	11,680	11,574	11,998	12,013	11,945	11,782	11,809	11,759	11,795	11,795	12,093	11,885	11,796	11,721	11,598	11,524	11,452	11,297	11,268	11,123	10,991	10,920	10,744	10,633	10,522	10,621	10,766	10,731	10,721	10,495	10,383	10,341	10,263	9,901	9,893	10,052	10,175	10,182	9,894	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Account Value	11,191	11,030	11,197	10,989	11,028	10,713	10,647	10,497	10,438	10,667	10,631	10,999	10,815	10,565	10,281	10,267	10,134	10,396	10,339	10,471	10,617	10,194	9,704	9,822	10,117	10,258	10,187	10,188	10,391	10,345	10,028	10,373	10,043	9,989	9,540	9,606	10,127	10,543	10,323	10,665	10,636	11,253	11,606	11,746	11,992	12,009	12,044	12,073	12,291	12,343	12,181	12,289	12,175	12,023	12,259	12,473	12,584	12,417	12,196	12,184	12,228	12,247	11,868	11,764	11,712	11,487	11,750	11,671	11,524	11,458	11,545	11,469	11,587	11,356	11,387	11,140	10,991	11,024	10,888	10,951	10,787	10,573	10,540	10,659	10,752	10,740	10,758	10,806	10,889	11,066	10,950	11,048	10,918	10,880	10,760	10,801	10,899	10,792	10,614	10,623	10,461	10,345	10,329	10,280	10,166	10,213	10,635	10,939	10,879	10,932	10,850	10,542	10,686	10,546	10,268	10,044	9,958	9,905	10,072	10,051	10,000
DWS Index: S&P Target Risk Moderate Index
Account Value [Line Items]
Account Value	17,730	17,403	17,343	16,878	16,534	16,444	16,684	16,520	16,267	16,589	16,232	16,596	16,325	16,040	15,701	15,530	15,103	15,529	15,232	15,102	15,066	14,456	13,626	13,898	14,340	14,552	14,346	14,020	14,178	14,045	13,677	14,066	13,403	13,756	12,994	12,747	13,570	14,050	13,465	14,085	14,005	14,793	14,905	15,193	15,660	15,421	15,546	15,239	15,588	15,453	15,306	15,177	15,055	14,737	14,599	14,552	14,620	14,306	13,587	13,737	13,915	13,633	13,246	13,029	12,671	12,100	12,967	13,294	13,240	13,052	12,947	12,789	12,708	12,628	12,597	12,197	12,393	12,211	12,014	11,877	11,443	11,680	11,574	11,998	12,013	11,945	11,782	11,809	11,759	11,795	11,795	12,093	11,885	11,796	11,721	11,598	11,524	11,452	11,297	11,268	11,123	10,991	10,920	10,744	10,633	10,522	10,621	10,766	10,731	10,721	10,495	10,383	10,341	10,263	9,901	9,893	10,052	10,175	10,182	9,894	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Account Value	11,191	11,030	11,197	10,989	11,028	10,713	10,647	10,497	10,438	10,667	10,631	10,999	10,815	10,565	10,281	10,267	10,134	10,396	10,339	10,471	10,617	10,194	9,704	9,822	10,117	10,258	10,187	10,188	10,391	10,345	10,028	10,373	10,043	9,989	9,540	9,606	10,127	10,543	10,323	10,665	10,636	11,253	11,606	11,746	11,992	12,009	12,044	12,073	12,291	12,343	12,181	12,289	12,175	12,023	12,259	12,473	12,584	12,417	12,196	12,184	12,228	12,247	11,868	11,764	11,712	11,487	11,750	11,671	11,524	11,458	11,545	11,469	11,587	11,356	11,387	11,140	10,991	11,024	10,888	10,951	10,787	10,573	10,540	10,659	10,752	10,740	10,758	10,806	10,889	11,066	10,950	11,048	10,918	10,880	10,760	10,801	10,899	10,792	10,614	10,623	10,461	10,345	10,329	10,280	10,166	10,213	10,635	10,939	10,879	10,932	10,850	10,542	10,686	10,546	10,268	10,044	9,958	9,905	10,072	10,051	10,000
DWS Index: S&P Target Risk Moderate Index
Account Value [Line Items]
Account Value	$ 17,730	$ 17,403	$ 17,343	$ 16,878	$ 16,534	$ 16,444	$ 16,684	$ 16,520	$ 16,267	$ 16,589	$ 16,232	$ 16,596	$ 16,325	$ 16,040	$ 15,701	$ 15,530	$ 15,103	$ 15,529	$ 15,232	$ 15,102	$ 15,066	$ 14,456	$ 13,626	$ 13,898	$ 14,340	$ 14,552	$ 14,346	$ 14,020	$ 14,178	$ 14,045	$ 13,677	$ 14,066	$ 13,403	$ 13,756	$ 12,994	$ 12,747	$ 13,570	$ 14,050	$ 13,465	$ 14,085	$ 14,005	$ 14,793	$ 14,905	$ 15,193	$ 15,660	$ 15,421	$ 15,546	$ 15,239	$ 15,588	$ 15,453	$ 15,306	$ 15,177	$ 15,055	$ 14,737	$ 14,599	$ 14,552	$ 14,620	$ 14,306	$ 13,587	$ 13,737	$ 13,915	$ 13,633	$ 13,246	$ 13,029	$ 12,671	$ 12,100	$ 12,967	$ 13,294	$ 13,240	$ 13,052	$ 12,947	$ 12,789	$ 12,708	$ 12,628	$ 12,597	$ 12,197	$ 12,393	$ 12,211	$ 12,014	$ 11,877	$ 11,443	$ 11,680	$ 11,574	$ 11,998	$ 12,013	$ 11,945	$ 11,782	$ 11,809	$ 11,759	$ 11,795	$ 11,795	$ 12,093	$ 11,885	$ 11,796	$ 11,721	$ 11,598	$ 11,524	$ 11,452	$ 11,297	$ 11,268	$ 11,123	$ 10,991	$ 10,920	$ 10,744	$ 10,633	$ 10,522	$ 10,621	$ 10,766	$ 10,731	$ 10,721	$ 10,495	$ 10,383	$ 10,341	$ 10,263	$ 9,901	$ 9,893	$ 10,052	$ 10,175	$ 10,182	$ 9,894	$ 10,000